Risk Management and Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Open Commodity Positions

At September 30, 2014, the MRD Segment had the following open commodity positions:

	Remaining 2014	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	4,540,000	2,250,000	1,670,000	1,270,000	1,500,000
Weighted-average fixed price	$4.18	$4.08	$4.18	$4.30	$4.30

Collar contracts:
Average Monthly Volume (MMBtu)	730,000	1,580,000	1,100,000	1,050,000	—
Weighted-average floor price	$4.11	$4.14	$4.00	$4.00	$—
Weighted-average ceiling price	$5.15	$4.61	$4.71	$5.06	$—

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	2,270,000	1,730,000	220,000	200,000	—
Spread	$(0.08)	$(0.09)	$(0.08)	$(0.08)	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	56,000	33,500	—	9,500	7,625
Weighted-average fixed price	$94.43	$93.86	$—	$87.62	$87.00

Collar contracts:
Average Monthly Volume (Bbls)	12,000	2,000	27,000	—	—
Weighted-average floor price	$86.67	$85.00	$80.00	$—	$—
Weighted-average ceiling price	$112.33	$101.35	$99.70	$—	$—

Put option contracts:
Average Monthly Volume (Bbls)	—	26,000	—	—	—
Weighted-average fixed price	$—	$85.00	$—	$—	$—
Weighted-average deferred premium	$—	$(3.80)	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	184,000	151,000	148,500	—	—
Weighted-average fixed price	$44.84	$41.61	$39.75	$—	$—

At September 30, 2014, the MEMP Segment had the following open commodity positions:

	Remaining 2014	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,580,200	2,605,278	2,692,442	2,450,067	2,160,000	1,914,583
Weighted-average fixed price	$4.34	$4.28	$4.40	$4.31	$4.51	$4.75

Collar contracts:
Average Monthly Volume (MMBtu)	340,000	350,000	—	—	—	—
Weighted-average floor price	$5.00	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$6.31	$5.80	$—	$—	$—	$—

Call spreads (1):
Average Monthly Volume (MMBtu)	120,000	80,000	—	—	—	—
Weighted-average sold strike price	$5.17	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.53	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	2,830,000	2,940,000	1,635,000	300,000	—	—
Spread	$(0.09)	$(0.12)	$(0.06)	$(0.05)	$—	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	283,452	314,281	332,813	326,600	312,000	160,000
Weighted-average fixed price	$95.83	$90.96	$85.83	$84.38	$83.74	$85.52

Collar contracts:
Average Monthly Volume (Bbls)	23,000	5,000	—	—	—	—
Weighted-average floor price	$82.83	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$105.31	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	134,000	97,500	—	—	—	—
Spread	$(4.32)	$(7.07)	$—	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	167,500	149,200	55,000	—	—	—
Weighted-average fixed price	$43.13	$43.02	$39.28	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

The MEMP Segment basis swaps included in the table above is presented on a disaggregated basis below:

	Remaining 2014	2015	2016	2017
Natural Gas Derivative Contracts:
NGPL TexOk basis swaps:
Average Monthly Volume (MMBtu)	2,260,000	2,280,000	1,500,000	300,000
Spread	$(0.09)	$(0.11)	$(0.07)	$(0.05)

NGPL STX basis swaps:
Average Monthly Volume (MMBtu)	380,000	—	—	—
Spread	$(0.11)	$—	$—	$—

HSC basis swaps:
Average Monthly Volume (MMBtu)	190,000	150,000	135,000	—
Spread	$(0.07)	$(0.08)	$0.07	$—

CIG basis swaps:
Average Monthly Volume (MMBtu)	—	210,000	—	—
Spread	$—	$(0.25)	$—	$—

TETCO STX basis swaps:
Average Monthly Volume (MMBtu)	—	300,000	—	—
Spread	$—	$(0.09)	$—	$—

Crude Oil Derivative Contracts:
Midway-Sunset basis swaps:
Average Monthly Volume (Bbls)	60,000	57,500	—	—
Spread—Brent	$(9.25)	$(9.73)	$—	$—

Midland basis swaps:
Average Monthly Volume (Bbls)	40,000	40,000	—	—
Spread—WTI	$(3.68)	$(3.25)	$—	$—

LLS Crude basis swaps:
Average Monthly Volume (Bbls)	34,000	—	—	—
Spread—WTI	$3.61	$—	$—	$—

At December 31, 2013, the MRD Segment had the following open commodity positions:

	2014	2015	2016	2017
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	1,190,000	880,000	670,000	520,000
Weighted-average fixed price	$4.10	$4.19	$4.32	$4.45

Collar contracts:
Average Monthly Volume (MMBtu)	330,000	130,000	—	—
Weighted-average floor price	$4.09	$4.00	$—	$—
Weighted-average ceiling price	$5.24	$4.64	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	270,000	180,000	220,000	200,000
Spread	$(0.07)	$(0.09)	$(0.08)	$(0.08)

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	18,000	6,000	—	—
Weighted-average fixed price	$91.66	$88.50	$—	$—

Collar contracts:
Average Monthly Volume (Bbls)	8,000	2,000	—	—
Weighted-average floor price	$85.00	$85.00	$—	$—
Weighted-average ceiling price	$117.50	$101.35	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	18,000	—	—	—
Weighted-average fixed price	$64.27	—	—	—

At December 31, 2013, the MEMP Segment had the following open commodity positions:

	2014	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,575,458	2,145,278	2,342,442	2,230,067	2,060,000	1,814,583
Weighted-average fixed price	$4.34	$4.30	$4.42	$4.31	$4.52	$4.77

Collar contracts:
Average Monthly Volume (MMBtu)	340,000	350,000	—	—	—	—
Weighted-average floor price	$4.93	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$6.12	$5.80	$—	$—	$—	$—

Call spreads(1):
Average Monthly Volume (MMBtu)	120,000	80,000	—	—	—	—
Weighted-average sold strike price	$5.08	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.31	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	2,822,083	—	—	—	—	—
Spread	$(0.09)	$—	$—	$—	$—	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	136,444	148,281	142,313	130,600	122,000	40,000
Weighted-average fixed price	$95.82	$93.07	$86.85	$85.96	$85.62	$85.00

Collar contracts:
Average Monthly Volume (Bbls)	23,000	5,000	—	—	—	—
Weighted-average floor price	$82.83	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$105.31	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	57,292	57,500	—	—	—	—
Spread	$(9.21)	$(9.73)	$—	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	118,500	112,800	—	—	—	—
Weighted-average fixed price	$36.23	$35.04	$—	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Schedule of Entity's Interest Rate Swap Open Positions

At September 30, 2014, we had the following interest rate swap open positions:

Credit Facility	Remaining 2014	2015	2016
MEMP:
Average Monthly Notional (in thousands)	$248,333	$280,833	$150,000
Weighted-average fixed rate	1.299%	1.416%	1.193%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

At December 31, 2013, we had the following interest rate swap open positions:

Credit Facility (see Note 8)	2014	2015	2016
MEMP Segment:
Average Monthly Notional (in thousands)	$173,958	$280,833	$150,000
Weighted-average fixed rate	1.306%	1.416%	1.193%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

MRD Segment:
Average Monthly Notional (in thousands)	$118,750	$100,000	$—
Weighted-average fixed rate	0.773%	0.758%	—
Floating rate	1 Month LIBOR	1 Month LIBOR	—

Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at September 30, 2014 and December 31, 2013. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain of their affiliates, to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
		September 30,	December 31,	September 30,	December 31,
Type	Balance Sheet Location	2014	2013	2014	2013
		(In thousands)
Commodity contracts	Short-term derivative instruments	$48,405	$21,759	$12,458	$19,739
Interest rate swaps	Short-term derivative instruments	—	845	3,635	3,287

Gross fair value		48,405	22,604	16,093	23,026
Netting arrangements	Short-term derivative instruments	(10,984)	(13,315)	(10,984)	(13,315)

Net recorded fair value	Short-term derivative instruments	$37,421	$9,289	$5,109	$9,711

Commodity contracts	Long-term derivative instruments	$81,306	$83,295	$62,084	$38,495
Interest rate swaps	Long-term derivative instruments	95	39	77	2,303

Gross fair value		81,401	83,334	62,161	40,798
Netting arrangements	Long-term derivative instruments	(46,886)	(34,718)	(46,886)	(34,718)

Net recorded fair value	Long-term derivative instruments	$34,515	$48,616	$15,275	$6,080

The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation on the balance sheet and the net recorded fair value as reflected on the balance sheet at December 31:

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2013	2012	2013	2012
		(in thousands)
Commodity contracts	Short-term derivative instruments	$21,759	$48,901	$19,739	$8,072
Interest rate swaps	Short-term derivative instruments	845	—	3,287	3,575

Gross fair value		22,604	48,901	23,026	11,647
Netting arrangements	Short-term derivative instruments	(13,315)	(6,980)	(13,315)	(6,980)

Net recorded fair value	Short-term derivative instruments	$9,289	$41,921	$9,711	$4,667

Commodity contracts	Long-term derivative instruments	$83,295	$46,685	$38,495	$37,866
Interest rate swaps	Long-term derivative instruments	39	—	2,303	3,263

Gross fair value		83,334	46,685	40,798	41,129
Netting arrangements	Long-term derivative instruments	(34,718)	(29,506)	(34,718)	(29,506)

Net recorded fair value	Long-term derivative instruments	$48,616	$17,179	$6,080	$11,623

Schedule of Gains and Losses Related to Derivative Instruments

The following table details the gains and losses related to derivative instruments for the nine months ended September 30, 2014 and 2013 (in thousands):

	Statements of Operations Location	For the Nine Months Ended September 30,
		2014	2013
Commodity derivative contracts	(Gain) loss on commodity derivatives	$11,580	$(29,556)
Interest rate derivatives	Interest expense, net	1,157	69

The following table details the gains and losses related to derivative instruments for the years ending December 31, 2013 and 2012:

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2013	2012
		(in thousands)
Commodity derivative contracts	(Gain) loss on commodity derivative instruments	$(29,294)	$(34,905)
Interest rate swaps	Interest expense, net	(239)	5,582